9. STOCK OPTION PLANS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Outstanding
Options Outstanding	2,000,000
Balance exercisable, December 31, 2012	575,000
2006 Plan
Available for Grant
Beginning	6,100,000	6,100,000	6,000,000
Cancelled			200,000
Granted	(1,400,001)		(100,000)
Ending	4,700,000	6,100,000	6,100,000
Options Outstanding
Options Outstanding	600,000	600,000	700,000
Cancelled			(200,000)
Granted	1,400,000		100,000
Options Outstanding	2,000,000	600,000	600,000
Balance exercisable, December 31, 2012	575,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding	$ 1.14	$ 1.14	$ 1.11
Cancelled			$ 2.29
Granted	$ 0.16		$ 0.33
Weighted Average Exercise Price Outstanding	$ 0.46	$ 1.14	$ 1.14
Balance exercisable, December 31, 2012	$ 1.17